Investments in equity accounted associates - MX Capital Ltd and Castcrown Ltd (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Mar. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Loss net of tax since the date of acquisition	$ 4,682	$ 785
Share of losses reflected in condensed consolidated statement of profit or loss		515	$ 1,066
Indemnification asset recognized for the tax risks			58
MX Capital Limited [Member]
Disclosure of associates [line items]
Loss net of tax since the date of acquisition		13,575	18,430
Share of losses reflected in condensed consolidated statement of profit or loss		6,625	8,994
Impairment charge on goodwill		$ 0	0
Indemnification asset recognized for the tax risks			105
Legal expenses capitalized			$ 148